Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
June 30, 2026
AFF20-NPRT1-0826
1.818359.121
Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,993,838	69,938,377
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,831,794	67,651,544
Fidelity Series Emerging Markets Debt Fund (b)	633,496	5,492,413
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	146,431	1,413,063
Fidelity Series Floating Rate High Income Fund (b)	93,812	813,349
Fidelity Series High Income Fund (b)	599,040	5,355,415
Fidelity Series International Credit Fund (b)	195,838	1,666,581
Fidelity Series International Developed Markets Bond Index Fund (b)	5,776,315	49,329,728
Fidelity Series Investment Grade Bond Fund (b)	28,292,682	284,907,307
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,245,053	27,956,133
Fidelity Series Real Estate Income Fund (b)	92,524	936,338
TOTAL BOND FUNDS (Cost $558,183,715)		515,460,248

Domestic Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,269,586	41,261,079
Fidelity Advisor Series Growth Opportunities Fund (b)	1,402,800	29,248,374
Fidelity Series All-Sector Equity Fund (b)	1,319,465	19,989,901
Fidelity Series Commodity Strategy Fund (b)	124,135	13,308,530
Fidelity Series Intrinsic Opportunities Fund (b)	461,746	5,587,128
Fidelity Series Large Cap Stock Fund (b)	1,936,469	57,164,570
Fidelity Series Large Cap Value Index Fund (b)	251,707	5,331,147
Fidelity Series Opportunistic Insights Fund (b)	1,250,844	35,586,512
Fidelity Series Small Cap Core Fund (b)	95,933	1,557,952
Fidelity Series Small Cap Discovery Fund (b)	346,410	4,558,751
Fidelity Series Small Cap Opportunities Fund (b)	443,406	8,961,235
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,078,852	32,159,847
Fidelity Series Value Discovery Fund (b)	1,725,124	32,190,811
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,297,630)		286,905,837

International Equity Funds - 22.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,168,878	24,452,934
Fidelity Series Emerging Markets Fund (b)	1,121,364	17,112,019
Fidelity Series Emerging Markets Opportunities Fund (b)	2,151,237	69,140,768
Fidelity Series International Growth Fund (b)	1,805,792	38,950,941
Fidelity Series International Small Cap Fund (b)	443,334	8,383,452
Fidelity Series International Value Fund (b)	2,288,458	38,308,781
Fidelity Series Overseas Fund (b)	2,387,024	38,645,923
Fidelity Series Select International Small Cap Fund (b)	54,793	847,645
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $114,660,065)		235,842,463

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $1,474,897)	150,271	1,498,197

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	500,000	499,950
US Treasury Bills 0% 7/23/2026 (d)	3.63	1,400,000	1,396,930
US Treasury Bills 0% 7/30/2026 (d)	3.62	940,000	937,278
US Treasury Bills 0% 7/9/2026 (d)	3.63	20,000	19,984
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,854,141)			2,854,142

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	1,225,671	1,225,916
Fidelity Series Government Money Market Fund (b)(f)	3.73	18,867,517	18,867,517
TOTAL MONEY MARKET FUNDS (Cost $20,093,433)			20,093,433

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $847,563,881)	1,062,654,320
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(920,939)
NET ASSETS - 100.0%	1,061,733,381

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	454	9/2026	50,975,688	420,676
CBOT US Treasury Long Bond Contracts (United States)	46	9/2026	5,200,875	124,973
ICE MSCI EAFE Index Contracts (United States)	23	9/2026	3,617,095	(4,308)
TOTAL LONG				541,341
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(36)	9/2026	(5,482,080)	(174,825)
CME E-Mini S&P 500 Index Contracts (United States)	(49)	9/2026	(18,493,213)	(219,593)
TOTAL SHORT				(394,418)
TOTAL FUTURES CONTRACTS				146,923

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,810,146.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,755,660	5,460,363	6,990,085	8,881	(22)	-	1,225,916	1,225,671	0.0%
Total	2,755,660	5,460,363	6,990,085	8,881	(22)	-	1,225,916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	39,958,273	917,509	7,307,358	-	905,367	6,787,288	41,261,079	2,269,586
Fidelity Advisor Series Growth Opportunities Fund	28,220,473	104,554	7,026,805	-	1,267,343	6,682,809	29,248,374	1,402,800
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	64,249,286	8,556,767	3,239,246	38,782	(1,899)	373,469	69,938,377	6,993,838
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	67,592,150	2,671,903	3,325,388	35,669	(444,018)	1,156,897	67,651,544	8,831,794
Fidelity Series All-Sector Equity Fund	18,365,550	71,772	1,697,264	-	177,476	3,072,367	19,989,901	1,319,465
Fidelity Series Canada Fund	24,821,319	259,430	1,295,914	-	81,625	586,474	24,452,934	1,168,878
Fidelity Series Commodity Strategy Fund	14,321,217	3,957,033	4,295,551	-	(37,126)	(637,043)	13,308,530	124,135
Fidelity Series Emerging Markets Debt Fund	5,165,345	431,942	290,988	76,550	(19,948)	206,062	5,492,413	633,496
Fidelity Series Emerging Markets Debt Local Currency Fund	1,433,604	5,193	75,993	-	(2,903)	53,162	1,413,063	146,431
Fidelity Series Emerging Markets Fund	14,187,613	1,251,468	1,335,715	-	97,552	2,911,101	17,112,019	1,121,364
Fidelity Series Emerging Markets Opportunities Fund	58,583,598	3,019,034	6,277,808	-	776,071	13,039,873	69,140,768	2,151,237
Fidelity Series Floating Rate High Income Fund	847,369	18,746	53,944	15,036	(3,219)	4,397	813,349	93,812
Fidelity Series Government Money Market Fund	20,668,970	3,783,759	5,585,212	192,560	-	-	18,867,517	18,867,517
Fidelity Series High Income Fund	5,433,622	121,548	286,195	86,409	(3,440)	89,880	5,355,415	599,040
Fidelity Series International Credit Fund	1,637,526	14,002	2,650	14,003	281	17,422	1,666,581	195,838
Fidelity Series International Developed Markets Bond Index Fund	48,816,672	2,588,622	2,482,824	409,207	(107,515)	514,773	49,329,728	5,776,315
Fidelity Series International Growth Fund	39,037,775	134,634	5,842,377	-	1,153,470	4,467,439	38,950,941	1,805,792
Fidelity Series International Small Cap Fund	10,040,137	-	2,494,956	-	1,179,033	(340,762)	8,383,452	443,334
Fidelity Series International Value Fund	39,122,912	795,746	3,903,496	-	566,777	1,726,842	38,308,781	2,288,458
Fidelity Series Intrinsic Opportunities Fund	5,863,936	-	997,010	-	60,975	659,227	5,587,128	461,746
Fidelity Series Investment Grade Bond Fund	288,657,052	12,746,551	15,367,457	3,050,283	(980,813)	(148,026)	284,907,307	28,292,682
Fidelity Series Large Cap Stock Fund	54,430,126	311,836	4,217,324	-	1,811,608	4,828,324	57,164,570	1,936,469
Fidelity Series Large Cap Value Index Fund	5,108,447	18,251	488,634	-	237,744	455,339	5,331,147	251,707
Fidelity Series Long-Term Treasury Bond Index Fund	25,735,096	4,164,875	1,936,292	249,748	(793,854)	786,308	27,956,133	5,245,053
Fidelity Series Opportunistic Insights Fund	34,148,016	127,389	4,125,320	-	321,104	5,115,323	35,586,512	1,250,844
Fidelity Series Overseas Fund	39,152,990	134,715	4,895,636	-	360,865	3,892,989	38,645,923	2,387,024
Fidelity Series Real Estate Income Fund	967,444	12,197	54,156	8,486	1,049	9,804	936,338	92,524
Fidelity Series Select International Small Cap Fund	841,524	-	70,236	-	16,958	59,399	847,645	54,793
Fidelity Series Short-Term Credit Fund	1,699,167	32,615	228,973	17,492	4,011	(8,623)	1,498,197	150,271
Fidelity Series Small Cap Core Fund	1,357,542	46,923	75,117	46,911	17,327	211,277	1,557,952	95,933
Fidelity Series Small Cap Discovery Fund	4,266,124	48,238	658,210	48,225	66,396	836,203	4,558,751	346,410
Fidelity Series Small Cap Opportunities Fund	8,878,926	-	1,501,377	-	997,080	586,606	8,961,235	443,406
Fidelity Series Stock Selector Large Cap Value Fund	30,874,810	209,245	1,924,965	-	283,805	2,716,952	32,159,847	2,078,852
Fidelity Series Value Discovery Fund	30,862,191	115,277	2,095,916	-	560,086	2,749,173	32,190,811	1,725,124
	1,035,346,802	46,671,774	95,456,307	4,289,361	8,549,268	63,462,725	1,058,574,262

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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